SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE 33 – SUBSEQUENT EVENTS:

a.	On January 11, 2024, the Company closed registered direct offerings for gross proceeds of $3,227 through the issuance of 2,806,302 units (“January 2024 Units”) at a price per Unit of $1.15 (CAD$1.36). Each January 2024 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 1,403,151 Warrants were issued with an exercise price of CAD$2.05 ($1.50) per Warrant. The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 1,403,151 Common Shares (“January 2024 Registered Direct Offerings Warrants”). A finder’s fee of $258 (CAD$348 thousand) was paid and 224,504 non-registered warrants were issued in connection with the registered direct Offering.

b.

On April 2, 2024, the Company closed a registered direct offering for gross proceeds of approximately $3.3 million at a purchase price of $0.35 per share and issued an aggregate of 9,480,500 common shares in the registered direct offering.

In addition, the Company has entered into binding agreements with certain investors to issue 6,842,857 common shares in a private placement at a purchase price of $0.35 per share, for gross proceeds of approximately $2.4 million. The private placement is expected to close within 60 days, subject to satisfaction of closing conditions.

In connection with the registered direct offering, the Company has issued certain non-U.S. residents 734,440 common shares as finders fees. These common shares and the common shares issued in the private placement have been issued pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, for transactions not involving a public offering and Rule 506(b) promulgated thereunder, as applicable.

Additionally, the Company advises that certain directors and officers of the Company participated in the registered direct offering and the private placement in an amount of $525,000 (the “Insider Participation”). The Insider Participation transaction is considered a “related party transaction” within the meaning of Canadian Securities Administrators Multilateral Instrument 61-101 - Protection of Minority Security Holders in Special Transactions (“MI 61- 101”). The Company expects to rely on exemptions from the formal valuation and minority approval requirements in sections 5.5(a) and 5.7(1)(a) of MI 61-101 in respect of the Insider Participation.